PHELPS DUNBAR LLP

COUNSELORS AT LAW

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www.phelpsdunbar.com

MARK A. FULLMER Partner (504)584-9324 fullmerm@phelps.com	April 10, 2006	6792-26

VIA EDGAR

Ms. Mara L. Ransom

Special Counsel

Office of Mergers & Acquisitions

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Britton & Koontz Capital Corporation

DEF 14A, Filed on March 17, 2006

File No. 0-22606

Dear Ms. Ransom:

We are responding on behalf of Britton & Koontz Capital Corporation (the “Company”) to your letter of April 6, 2006 providing comments to the Definitive Proxy Statement of the Company filed with the Securities and Exchange Commission (the “Commission”) on March 17, 2006. To the extent that your comments requested supplemental advice to the Commission, they are addressed below. Comments requiring additional disclosures or revisions to current disclosures are addressed in the additional solicitation materials that the Company filed with the Commission on the date hereof; cross-references to such information are provided in this letter.

Our response follows a reproduction of the applicable comment.

April 10, 2006

1. Based upon the Schedule 14A filed on March 31, 2006, it would appear that Mr. Bazile R. Lanneau, Jr. has informed you of his intention to nominate and solicit proxies in support of one director of his choice. Please advise shareholders of this potential solicitation in opposition and identify Mr. Lanneau, as you currently refer to him as “a shareholder.” Please tell us whether you have received timely notice of this or any other matter for consideration by shareholders under the company’s governing instruments or applicable state law. Describe in detail any contacts or negotiations you are having or had with Mr. Lanneau. Finally, please ensure that you have provided the disclosure required pursuant to Items 4(b) and 5(b) of Schedule 14A.

The preliminary proxy statement filed on March 31, 2006 in opposition to the Company’s Definitive Proxy Statement filed with the Commission on March 17, 2006 was filed by a Section 13(d) group of which Bazile R. Lanneau, Jr. is one member (the “Lanneau-Metcalfe Group”). On the first page of the Company’s additional solicitation materials filed with the Commission on April 10, 2006, and elsewhere throughout such materials, the Company discloses to its shareholders the existence of the Lanneau-Metcalfe Group’s director nomination and solicitation in opposition to the Company’s proposals.

As disclosed in the Company’s proxy statement for its 2005 annual meeting of shareholders, shareholders who intended to present a proposal for inclusion in the Company’s proxy materials for the 2006 annual meeting of shareholders were required to deliver the proposal to the Company by November 25, 2005. Additionally, shareholders who intended to present a proposal (including a director nomination) at the Company’s 2006 annual meeting of shareholders (but without inclusion of such proposal in the Company’s proxy materials) were required to deliver the proposal to the Company by February 8, 2006.

Mr. Lanneau submitted a Rule 14a-8 proposal to the Company for inclusion in the Company’s proxy materials on November 22, 2005. The Company and Mr. Lanneau exchanged correspondence with respect to this proposal, and on December 27, 2005, the Company submitted a no-action request with respect to this proposal to the Commission. On February 15, 2006, the Company delivered its statement in opposition to Mr. Lanneau’s proposal, and on February 23, 2006 the Commission notified both parties that it did not concur in the Company’s no-action request. Mr. Lanneau’s shareholder proposal is Proposal No. 4 in the Company’s definitive proxy statement.

Mr. Lanneau’s nomination of Paul H. Benoist for election of director was received by the Company on February 6, 2006. The Company exchanged correspondence regarding this nomination, and

April 10, 2006

on February 16, 2006, the Company notified Mr. Lanneau that his nomination of Mr. Benoist was timely submitted in order to be presented at the 2006 annual meeting.

On March 2, 2006, Mr. Lanneau delivered a letter to the Company inquiring about the procedures for submitting shareholder proposals under the Company’s advance notice by-law. In that letter, Mr. Lanneau indicated that he might make additional director nominations. On March 3, 2006, the Company responded to Mr. Lanneau’s inquiry, advising him that the February 8, 2006 deadline for delivery of proposals intended to be presented at the 2006 annual meeting, set forth in the Company’s definitive proxy statement for the 2005 annual meeting, applied to all shareholder proposals, including director nominations; thus, no additional director nominations for the 2006 annual meeting would be timely. By letter dated March 7, 2006, Mr. Lanneau nominated himself for election as a Class III director. On March 13, 2006, the Company responded to Mr. Lanneau that such nomination of himself was not timely submitted for presentation at the 2006 annual meeting, and such nomination would not be recognized at the 2006 annual meeting. To date, the Company has received no additional correspondence from Mr. Lanneau regarding his nomination of himself for election as a director.

Other than the above-described proposals from Mr. Lanneau, the Company did not receive notice of any other matter for consideration at the 2006 annual meeting.

The above material describes contacts between the Company and Mr. Lanneau with respect to various proposals he submitted for consideration at the 2006 annual meeting. The Company has also engaged in negotiations with the Lanneau-Metcalfe Group with respect to its solicitation in opposition to the Company. The Board approved the presentation of a settlement offer to the Lanneau-Metcalfe Group, which offer was presented to the group on April 4, 2006. The offer provided that, pursuant to a settlement agreement, (i) the Board would take steps necessary to immediately appoint Mr. Benoist, the Lanneau-Metcalfe Group director nominee, to the board of directors of Britton & Koontz Bank (the “Bank”), and thereafter to nominate him for election to the Company’s board at the 2007 annual meeting of shareholders, to serve as a Class II director with a 3-year term, provided that no unforeseen circumstances arose after his appointment as a Bank director which might dictate otherwise, (ii) W. Page Ogden, the Company’s Chief Executive Officer, would resign from the Company’s Board immediately (under the National Bank Act, he is required to be a member of the Bank’s board), (iii) the Lanneau-Metcalfe Group would abstain from voting at the upcoming shareholder’s meeting with respect to the Company’s cumulative voting proposal and (iv) the Lanneau-Metcalfe Group would withdraw Mr. Lanneau’s shareholder proposal with respect to the supermajority vote requirement. This offer was presented by the Board’s designated representatives to representatives of the Lanneau-Metcalfe Group. The group’s additional demands and areas of possible compromise were discussed at length, but no settlement was reached.

April 10, 2006

Thereafter, informal discussions were had between one of the Board’s directors, R. Andrew Patty II, in his individual capacity only, and Mr. Lanneau, during which the perceived concerns of both sides were presented and a framework for a possible compromise was discussed, although no formal offer was made by or on behalf of either side. At a previously-scheduled Board meeting on April 6, 2006, Mr. Patty informed the Board of the position of the Lanneau-Metcalfe Group, as he perceived it to be from his informal discussions with Mr. Lanneau, and the possible framework for compromise with the Board. With that additional information, the Board, after deliberation, decided against presenting any new settlement offer to the Lanneau-Metcalfe Group.

Please refer to the information under the heading “Participants in the Solicitation” for the information required under Items 4(b) and 5(b) of Schedule 14A.

2. “How are directors elected?” You indicate here that “[t]he election of directors in a particular class is subject to cumulative voting. . . [y]ou may give one nominee in a single class all of your votes or, if there is more than one nominee for election in a class, you may distribute your total votes among all or several nominees in the class.” Supplementally advise us as to the reason why you believe that votes may be voted cumulatively as a class and not as to the election of all of the directors as a whole. In this regard, we note that the Mississippi Business Corporation Act indicates that “shareholders shall have a right to cumulate their votes for directors . . .” without any distinction as to classes. Also, to the extent Mr. Lanneau is accurate in alleging in his proxy statement that you did not implement cumulative voting by class at the 2000 annual meeting where similar circumstances were present, please explain why.

The Company provides in its proxy statement that shareholders are permitted to cumulate their votes only within each class of directors to be elected at the annual meeting. Two Class I directors will be elected for a three-year term, and shareholders are entitled to cast two votes for each share owned. Also, one Class III director will be elected for a two-year term (which corresponds to the remaining term of other Class III directors), and shareholders are entitled to cast one vote for each share owned. A few background facts will provide some context as to how the Board arrived at this election structure.

Currently, the Board has nine directors, four directors in Class I, three in Class II and two in Class III. After the upcoming annual meeting, the Board will have eight directors, two in Class I, three in Class II and three in Class III. W. Page Ogden, a Class I director, will not stand for reelection, and A.J.

April 10, 2006

Ferguson, also currently a Class I director, will stand for election as a Class III director, with a term expiring at the 2008 annual meeting. As disclosed in the Company’s proxy statement, the Board nominated Mr. Ferguson as a Class III director, rather than as a Class I director, because he is approaching the Board’s mandatory retirement age for directors, which is age 72. Mr. Ferguson, who will be 71 just after the 2006 annual meeting, must retire at the 2008 annual meeting (the Company’s By-laws, as amended (the “By-laws”), do not allow a director to remain in office until the expiration of his or her term). By shifting to Class III, Mr. Ferguson’s retirement now more closely coincides with the expiration of his term as a Class III director.1

As the above discussion illustrates, the Board has legitimate business reasons for changing Mr. Ferguson’s classification: his term of office will now be more consistent with the date on which he must retire as a director of the Company. Further, in our view, Mississippi’s cumulative voting statute, §79-4-7.28 of the Mississippi Business Corporation Act (the “MBCA”), “grants the right of cumulative voting but it does not purport to insure the maximum effectiveness of the exercise of that right to obtain minority representation on the board of directors.” Janney v. Philadelphia Transportation Co., 128 A.2d 76, 80 (Pa. 1956) (emphasis added). Section 79-4-8.06 of the MBCA governs the classification of a corporation’s board and does not provide for a minimum size of director classes. The reduction in the number of Class I directors from three to two comports with this statute, and we believe that it is improper to view the cumulative voting statute as imposing any limitations or qualifications on §79-4-8.06. See id. Although the Lanneau-Metcalfe Group may believe that cumulative voting should guarantee it representation on the Board, this is not the case. Minority shareholders do not “have any right to elect any specific number of directors, or to have any specific representation.” Stockholders Cmte. For Better Mgmt. of Erie Technological Products, Inc. v. Erie Technological Products, Inc., 248 F.Supp. 380, 388 (W.D. Pa. 1965).

We also believe that the procedure for cumulative voting set forth in the Company’s proxy statement represents the most reasonable interpretation of §79-4-7.28. This statute is somewhat opaque regarding the correct procedures for cumulative voting where more than one class of directors is to be elected at a shareholders meeting. In addition, there is no Mississippi case law, and little case law from other jurisdictions, on the subject.2 As explained below, when §79-4-7.28 is construed in the context of

[1]	Mr. Ogden’s decision to step down from the Company’s Board, which was made prior to the time such resignation was offered as part of a settlement with the Lanneau-Metcalfe Group, was based on two reasons: first, the general perceived trend in the area of corporate governance after the enactment of the Sarbanes-Oxley Act of 2002 was away from a company’s chief executive officer serving on its board; second, Mr. Ogden decided that, in light of the personal animosity he believes Mr. Lanneau has for him, his absence from the Board would help improve the relations between the Board and Mr. Lanneau.
[2]	Although we were able to locate a number of cases from other jurisdictions holding that classification of a board of directors was generally permissible even if it weakened a shareholder’s cumulative voting rights, such as Janney, we were able to find only one case, the Erie case, that involved cumulative voting in the context of the election of multiple classes of directors at the same shareholders meeting. Erie involved the election of three classes of directors at the same meeting. The procedure for such election, however, were governed by a Pennsylvania statute specifically providing that if more than one class of directors is to be elected at a shareholders meeting, each class is elected separately. See 15 Pa. Con. Stat. § 1758. We believe that this statute states explicitly what is implicit in §79-4-7.28 of the MBCA.

April 10, 2006

other relevant provisions of the MBCA, we believe that the statute mandates that cumulative voting occur by classes. In addition, applying cumulative voting in a manner other than as we have interpreted the Mississippi statute produces unworkable election results, further illustrating the validity of our reading of the statute.

Section 79-4-7.28 provides, in pertinent part, that shareholders “are entitled to multiply the number of votes they are entitled to cast by the number of directors for whom they are entitled to vote and cast the product for a single candidate or distribute the product among two (2) or more candidates” (emphasis added). In our view, the interpretation of §79-4-7.28 turns on the meaning of the term “candidate.” This term must be construed in light of the MBCA’s board classification statute. Section 79-4-8.06 provides that, at each annual meeting after a board has been classified, “directors shall be chosen for a term of . . . three (3) years . . . to succeed those whose terms expire” (emphasis added). The italicized language of the classified board statute limits the meaning of “candidate” in the cumulative voting statute: a candidate is not just a candidate for election as any director, rather he or she is a candidate to succeed the directors in that class whose term expires at the relevant shareholders meeting. Under §79-4-8.06, a person cannot be nominated simply for election as “a director,” with the corporation to assign him or her to whatever class it chooses after the election; instead, the nominee’s candidacy must correspond to a class whose term expires at the meeting. Reading the cumulative voting statute and the classified board statute together, the MBCA provides that a shareholder may cast his cumulated votes for a single candidate seeking to succeed those directors in that class whose term expires at the annual meeting or may distribute his cumulated votes among two or more candidates seeking to succeed those directors in that class whose term expires at the annual meeting. Normally, there would only be one class of directors with a term expiring at the annual meeting, but the fact that more than one class of directors will stand for election at a shareholders meeting does not provide any basis for arriving at a different conclusion.3

Because §79-4-7.28 dictates that shareholders may cast their votes only for candidates within each class to be elected at the shareholders meeting, the number of votes that a shareholder is entitled to cast for such candidates must be similarly limited. The phrase “the number of directors for whom they are entitled to vote” (the multiplier under §79-4-7.28 for ascertaining the number of cumulative votes a shareholder has) must correspond to the number of candidates within each class to be elected. To interpret this phrase to apply to all directors to be elected at the meeting, regardless of class, has no effect on a shareholder’s voting strength. Moreover, if the Mississippi legislature had desired this result, §79-4-

[3]	For purposes of this discussion, we view the creation of a vacancy on the board of directors as effectively creating a new, temporary class whose term begins at the time the vacancy arises and expires at the next annual meeting and, for all annual meetings thereafter, expires in accordance with the terms of the class to which the vacancy relates.

April 10, 2006

7.28 would refer specifically to the total number of directors to be elected at an annual meeting.4 For example, at the Company’s upcoming shareholders meeting, two Class I directors and one Class III director will be elected. As explained above, Company shareholders must cast their votes for the candidates for Class I director separately from their votes for the candidate for Class III director. As a result, shareholders have the exact same voting strength if all shareholders are entitled to cast three votes to elect the two Class I directors or if they are entitled to cast two votes to elect the two Class I directors. Since a broad construction of how to calculate the number of votes has no practical effect, we believe that the multiplier to determine the number of cumulative votes a shareholder possesses should correspond to the number of “candidates” to be elected.

The Company’s By-laws speak in terms of distributing votes among one or more “candidates” for director. We believe that a proper interpretation of the By-laws would proceed in the same manner as the construction §79-4-7.28 above.5

The Lanneau-Metcalfe Group’s interpretation of §79-4-7.28 is that shareholders should be entitled to multiply the number of votes they have by the total number of directors to be elected at a shareholders meeting and then to cast that number of votes for any candidate nominated for election, regardless of class.6 Applying this construction of the cumulative voting statute leads to results that cannot be implemented. We believe that this further illustrates the accuracy of our interpretation.

Under the Lanneau-Metcalfe Group’s interpretation, shareholders would be entitled to cast at the Company’s annual meeting three votes for each share owned since three directors in total will be elected. A possible election result under such a voting scheme would have Bethany L. Overton receiving the most votes, followed by Robert R. Punches, then Paul H. Benoist (the Lanneau-Metcalfe Group’s nominee), and finally A.J. Ferguson. We are not sure how to implement such results. Because each shareholder was allowed to cast three votes per share, it logically follows that the Company must treat the election as a single contest for three director seats, rather than two contests for two separate director classes. Since

[4]	For example, Pennsylvania’s cumulative voting statute provides that a shareholder may cast such number of votes as equals the number of shares he owns multiplied “by the total number of directors to be elected in the same election.” 15 Pa. Con. Stat. § 1758. Of course, earlier in the same Pennsylvania statute, it explicitly states that if directors in more than one class are to be elected, there are separate elections for each class. See id.
[5]	We also note that, contrary to the assertion by the Lanneau-Metcalfe Group in its proxy materials, nowhere in §79-4-7.28 of the MBCA does the statute permit a Mississippi corporation to alter the statutory scheme governing the election of directors through its by-laws; only a corporation’s articles of incorporation can effect such a change. As a result, we believe the Company is legally obligated to adhere to the provisions of §79-4-7.28, notwithstanding its By-laws. See Commonwealth ex re. Brant v. Garrett Water Co., 41 Pa. D&C 357 (Pa. Ct. Common Pleas 1941) (by-law purporting to alter the Pennsylvania statute on cumulative voting could not be given any effect).
[6]	To our knowledge, the Lanneau-Metcalfe Group has cited no case law or other jurisprudence supporting its position. Its sole argument is that the Company treated cumulative voting in the manner the group espouses under similar facts at its 2000 annual shareholders meeting.

April 10, 2006

Ms. Overton, Mr. Punches and Mr. Benoist finished in the top three and, under the Lanneau-Metcalfe Group’s interpretation of §79-4-7.28, there are three open seats, all three should be elected. But, these three have each been nominated specifically for election as Class I directors, not as either a Class I or a Class III director. If these results occur, is the Company forced to expand the size of Class I directors to accommodate the three Class I nominees, and at the same time have no director elected as a Class III director? This would be contrary to the provision of the Company’s Restated Articles of Association requiring the size of each director class to be as nearly equal as possible. Or, is the Company forced to ignore the fact that these three directors were nominated as Class I directors and appoint one as a Class III director? If that were the case, one successful nominee would only have a two-year term, and there is no legitimate basis for determining whose nomination as a Class I director to ignore and appoint as a Class III director. Alternatively, since Mr. Benoist finished in third under our scenario, is he simply not elected, but Mr. Ferguson is elected (as a Class III director)? This appears incorrect, because by giving shareholders three votes per share, the Company must treat the election as a single election. Therefore, the top three finishers should be elected.

As the above scenarios illustrate, construing §79-4-7.28 in the manner espoused by the Lanneau-Metcalfe Group produces unworkable results. We believe that our interpretation of the Mississippi cumulative voting statute is the only viable, and therefore the only correct, construction of the procedures for cumulative voting when more than one class of directors is to be elected at the same meeting.

Your comment letter also requests an explanation as to why the Company did not implement cumulative voting by class at its 2000 annual meeting, as the Lanneau-Metcalfe Group noted in its proxy materials. In the interest of full disclosure, we point out that cumulative voting was also not conducted by class at the Company’s 2001 annual meeting, even though directors were to be elected in two different classes at that meeting. Unfortunately, we can only speculate as to why cumulative voting was not conducted by class at either meeting. No one at the Company involved with the 2000 or 2001 annual meetings, or the preparation of the proxy materials therefor, recalls the circumstances surrounding the procedures for cumulative voting, and the attorneys who supervised the preparation of the Company’s proxy materials for such meetings are no longer with Phelps Dunbar. We think it is likely that, because neither election was contested, there was little focus on the procedures for cumulative voting. We have not been able to locate any analysis on the subject performed in connection with either meeting. As has been noted often in the context of the majority voting movement, under the plurality system, directors in an uncontested election can win election with just one vote.

3. We note your indication that “the persons authorized to vote shares represented by executed proxies will have full discretion and authority to vote cumulatively and allocate votes among any or all of the nominees of the Board in such manner as they may determine. . . “ You go on to indicate that “[i]f

April 10, 2006

shareholders attending the annual meeting cumulate their votes such that both of the Board’s nominees for Class I director cannot be elected, the proxy holders intend to cumulate votes to elect Robert R. Punches.” This latter statement does not clearly state the circumstances under which discretionary authority will be utilized; it appears to rely upon the extent to which cumulative voting has been exercised, a determination that cannot be made until votes are tallied, it would seem. Why do you believe it is appropriate for you to wait until the outcome of the vote is clear before you may exercise discretionary authority? Why aren’t the statements by Mr. Lanneau in his Schedule 14A to the effect that he plans to cumulate his votes sufficient to have triggered this exercise of authority on the part of your proxy holders? Please be more specific in the discretion you will utilize to cumulate and prioritize votes. In doing so, clarify what conditions precedent are necessary for your proxy holders to exercise discretionary authority to cumulate votes. Refer to Item 6(c)(3) of Schedule 14A in this regard. Also, please be specific in identifying which candidate would be excluded to the extent discretionary voting is exercised. In this regard, highlight the ability of shareholders to provide different instructions to you or to revoke their proxies in the event they are dissatisfied with the manner in which you intend exercise discretionary authority.

Please refer to the discussion under the heading “Voting Procedures—How will cumulative voting be conducted?” in the Company’s additional solicitation materials filed with the Commission on April 10, 2006 for a discussion of the exercise of discretionary authority by the Company’s proxy holders that is responsive to the above comment. The discussion of a shareholder’s ability to revoke a previously-submitted proxy is discussed in the section following the above-referenced portion of the Company’s additional solicitation materials.

4. “How will the proxy be voted, and how are votes counted?” You indicate here that “shares will not be voted on any matter on which your broker does not have discretionary authority to vote, which may include some of the proposals to be voted on at the annual meeting.” Please revise to specify which matters are subject to discretionary voting by brokers.

Please refer to the discussion under the heading “Voting Procedures—Has the contested solicitation affected how brokers may vote shares?” for a discussion responsive to the above comment.

* * * * * *

April 10, 2006

On behalf of the Company, we acknowledge that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in its filing;

•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to such filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Company has filed with the Commission its additional solicitation materials on the date hereof; the Company has also commenced the process for mailing these materials to its shareholders. If the Commission has any additional comments in response to this letter, or if the Commission has any comments to the Company’s additional solicitation materials, the Company will respond to such comments supplementally and (to the extent the Commission’s comments require additional disclosures to the shareholders) with further additional solicitation materials.

If you have any questions or comments regarding any of the foregoing discussion, please feel free to contact me at the above-referenced number. You may also contact my associate, Mark W. Jeanfreau, at (504) 584-9236.

With best regards,

Mark A. Fullmer

cc:	Mr. W. Page Ogden

Mark W. Jeanfreau, Esq.